Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Oxford Street Trust II
Entity Central Index Key	0001586462
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity Commodity Strategy Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Commodity Strategy Central Fund
Class Name	Fidelity® Commodity Strategy Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Commodity Strategy Central Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Central Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, many commodities lost value amid often-favorable supply conditions and a stronger U.S. dollar. Others benefited amid an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing. (The following returns are stated on a total-return basis.)
•For the full 12 months, the grains group (-26%) within the agriculture sector (-16%) detracted most, hampered most by corn (-29%) and soybeans (-21%). Grains faced headwinds from a rising U.S. dollar. Also within agriculture, soybean oil (-27%) experienced weakness, while so-called softs (+9%) were led by coffee (+54%).
•The energy sector (-13%) also detracted, hampered by a sharp decline in natural gas (-54%). However, West Texas Intermediate crude oil (+8%) and Brent crude oil (+7%) gained, benefiting from tighter supplies.
•In contrast, the fund benefited from precious metals (+21%) amid dovish monetary policy expectations and safe-haven demand with gold and silver gaining about 22% and 15%, respectively. Elsewhere, industrial metals returned about -2%, led by copper (+7%), while nickel (-26%) lost value.
•Livestock gained 2%, led by strength in the price of live cattle (+8%) partly counterbalanced by weakness in lean hogs (-7%).

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Commodity Strategy Central Fund $10,000 $7,158 $6,587 $6,704 $7,050 $6,572 $5,888 $8,196 $10,462 $9,532 $9,192 Bloomberg Commodity Index $10,000 $7,177 $6,604 $6,655 $6,837 $6,470 $5,689 $7,980 $10,153 $9,353 $8,869 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Commodity Strategy Central Fund -3.57% 6.94% -0.84% Bloomberg Commodity Index -5.17% 6.51% -1.19% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 223,724,004
Holdings Count | shares	44
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$223,724,004
Number of Holdings	44
Total Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	Energy 29.7 Agriculture 27.4 Precious Metals 22.5 Industrial Metals 14.0 Livestock 6.4 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 99.9 Futures Contracts 49.9 Short-Term Investments and Net Other Assets (Liabilities) 50.1 ASSET ALLOCATION (% of Fund's total exposure)